PROPERTY PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Aug. 03, 2021
Statement [Line Items]
Interest in Mcclean Lake	22.50%
Building and Machinery	$ 66,931,000
Percentage of building and machinery	90.10%
Additional Interest rate	75.00%
Cash Consideration	$ 21,856
Wheeler River [Member]
Statement [Line Items]
Interest Rate	90.00%	30.099%
Additional Interest rate	50.00%
Denison acquisition percent		50.00%
Cash Consideration		$ 21,856,000
Cameco Corporation interest		69.901%
Kiggavik project interest		33.8123%
Orano Canada Inc. interest		66.187%
Christie Lake Project interest		34.4508%
UEX interest		34.45%
Effective interest in the WRV		95.00%
Waterbury Lake [Member]
Statement [Line Items]
Effective interest in the WRV	66.90%
Midwest [Member]
Statement [Line Items]
Effective interest in the WRV	25.17%
Mann Lake [Member]
Statement [Line Items]
Effective interest in the WRV	30.00%
Wolly [Member]
Statement [Line Items]
Effective interest in the WRV	21.32%
Johnston Lake [Member]
Statement [Line Items]
Effective interest in the WRV	100.00%
Mc Clean Lake [Member]
Statement [Line Items]
Effective interest in the WRV	22.50%